Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Plan’s financial instruments that are measured at fair value on a recurring basis at December 31, 2025 and 2024:

(In Thousands)	Quoted Prices in Active Markets for Identical Assets
	(Level 1)	Totals
December 31, 2025
Mutual funds	$287,126	$287,126
Separately managed accounts	70,591	70,591
Renasant Corporation common stock	23,890	23,890
Total investments	$381,607	$381,607

December 31, 2024
Mutual funds	$222,395	$222,395
Separately managed accounts	70,656	70,656
Renasant Corporation common stock	22,447	22,447
Total investments	$315,498	$315,498